STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	3 Months Ended						12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Dividends declared (in dollars per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.58	$ 0.82	$ 1.16	$ 1.54